PROPERTY, PLANT AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, as of March 31, 2021 and December 31, 2020 consisted of the following:

	March 31, 2021	December 31, 2020
Buildings and improvements	$21,706	$20,330
Machinery, equipment, vehicles and office furniture	24,227	23,755
Computer equipment, hardware and software	4,273	3,836
Launch site assets	8,697	7,582
Construction in process	8,563	10,177

Property, plant and equipment, gross	67,466	65,680
Less accumulated depreciation and amortization	(17,349)	(15,848)

Property, plant and equipment, net	$50,117	$49,832

Depreciation expense recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31 consisted of the following:

	March 31, 2021	March 31, 2020
Cost of revenues	$1,361	$580
Research and development, net	96	36
Selling, general and administrative	300	439

Total depreciation expense	$1,757	$1,055

8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, as of December 31 consisted of the following:

	2020	2019
Buildings and improvements	$20,330	$7,129
Machinery, equipment, vehicles and office furniture	23,755	20,427
Computer equipment, hardware and software	3,836	2,588
Launch site assets	7,582	3,365
Construction in process	10,177	11,732

Property, plant and equipment, gross	65,680	45,241
Less accumulated depreciation and amortization	(15,848)	(9,048)

Property, plant and equipment, net	$49,832	$36,193

Depreciation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31 consisted of the following:

	2020	2019
Cost of revenues	$4,527	$3,310
Research and development, net	416	190
Selling, general and administrative	1,591	577

Total depreciation expense	$6,534	$4,077